INCOME TAXES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

22. INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of 26.5% for 2024 (2023 - 26.5%, 2022 - 26.5%) to the amounts recognized in operations.

For the Year Ended December 31,	2024	2023	2022

Net loss before taxes	$(56,695,823)	$(20,267,365)	$(21,036,690)

Expected current income tax recovery	$15,024,000	$5,370,852	$5,574,723
Change in statutory, foreign tax, foreign exchange rates and other	(1,717,000)	-	-
Amounts not deductible for tax purposes	(8,988,000)	(1,113,000)	(1,177,000)
Other deductible items	232,000	191,000	161,000
Adjustment to prior years provision versus statutory tax returns and expiry of non capital losses	6,623,000	-	-
Other non deductible items	-	(69,000)	(66,000)
Change in unrecognized deductible temporary differences	(11,174,000)	-	-
Non taxable gain (loss)	-	-	(388,000)
Deferred R&D expenses, net	-	(459,000)	(627,000)
Foreign tax differential	-	(905,538)	(828,000)
Unrecognized tax losses	-	(3,015,314)	(2,649,723)
Income tax recovery recognized	$-	$-	$-

The following table reflects future income tax assets at December 31:

	2024	2023	2022

Resource assets	$827,000	$1,024,271	$1,024,271
Gross unamortized share issue costs	1,280,000	810,000	1,081,250
Capitalized S.174 expenses	10,088,000	5,900,000	2,368,000
Canadian non-capital losses	27,466,000	22,585,000	21,955,000
Canadian capital losses	5,252,000	5,300,000	5,156,000
US non-capital losses	98,396,000	95,300,000	93,000,000
Singapore non-capital losses	18,254,000	19,300,000	13,800,000
Property and equipment	4,783,000	-	-

	166,346,000	150,219,271	138,384,521
Unrecognized deferred tax assets	(166,346,000)	(150,219,271)	(138,384,521)

Deferred income tax assets recognized	$-	$-	$-